EARNINGS PER SHARE (Details) ¥ / shares in Units, ¥ in Thousands		12 Months Ended
	Jun. 11, 2019	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Ratio applied for equity awards due to separation	1
Numerator:
Net income attributable to Class A and Class B ordinary shareholders | ¥		¥ 245,451	¥ 165,420	¥ 128,153
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding		89,399,642	89,399,642	89,399,642
Weighted average number of vested restricted shares		115,511
Denominator for basic net income per Class A and Class B ordinary share		89,515,153	89,399,642	89,399,642
Dilutive effect of unvested restricted shares		30,557
Denominator for diluted net income per Class A and Class B ordinary share		89,545,710	89,399,642	89,399,642
Net income per Class A and Class B ordinary share
Basic and Diluted | ¥ / shares		¥ 2.74	¥ 1.85	¥ 1.43
Warrants
Net income per Class A and Class B ordinary share
Antidilutive securities not included in the calculation of diluted earnings per share		4,662,411
Stock Option
Net income per Class A and Class B ordinary share
Antidilutive securities not included in the calculation of diluted earnings per share		7,227,971